Fair Value Measurements (Details) - EBP 001 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	$ 132,626,493	$ 96,447,500
Investments in registered investment companies
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	129,611,824	93,555,373
Dream Finders Homes Stock Fund
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	562,353	569,112
Collective trust
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	$ 2,452,316	$ 2,323,015